Revenue - Schedule of Revenue (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenue [Line Items]
Revenue		$ 99,304,526	$ 78,093,405	$ 41,380,440
Revenue from subscriptions [Member]
Schedule of Revenue [Line Items]
Revenue		89,192,498	64,991,807	24,557,650
Revenue from advertisement [Member]
Schedule of Revenue [Line Items]
Revenue	[1]	8,351,098	11,221,050	9,900,071
Revenue from live events [Member]
Schedule of Revenue [Line Items]
Revenue		1,760,930	1,880,548	6,922,719
Goods and services transferred at a point in time [Member]
Schedule of Revenue [Line Items]
Revenue	[2]	1,760,930	1,880,548	6,922,719
Goods and services transferred over time [Member]
Schedule of Revenue [Line Items]
Revenue	[2]	$ 97,543,596	$ 76,212,857	$ 34,457,721

[1]	Revenue from advertisement for the year ended December 31, 2025, 2024 and 2023 include barter transactions amounting to USD 249,000, USD 2,546,572 and USD 111,996 respectively.
[2]	The Group identified an immaterial error in the previously issued consolidated financial statements. Revenue from advertisement was incorrectly classified as point in time as opposed to over time. The Group has revised the comparative revenue disaggregation disclosures for the years ended December 31, 2024 and December 31, 2023. The correction relates solely to disclosure and does not impact the reported revenue amount.